ORDINARY SHARES AND TREASURY STOCK (Details) $ / shares in Units, $ in Thousands, $ in Millions											1 Months Ended		12 Months Ended
	Sep. 26, 2023 shares	Dec. 14, 2022 shares	Aug. 16, 2022 shares	Jun. 11, 2021 shares	Apr. 24, 2021 HKD ($) shares	Apr. 24, 2021 USD ($) shares	Aug. 22, 2020 HKD ($) shares	Aug. 22, 2020 USD ($) shares	Mar. 08, 2019 Vote $ / shares shares	Sep. 22, 2016 Vote $ / shares shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 11, 2024 shares	Mar. 10, 2022 shares	Nov. 03, 2021 shares	Sep. 21, 2016 $ / shares shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized										403,750,000										807,500
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00001	$ 0.00001										$ 0.005
Number of vote | Vote										1
Ordinary shares, number of shares undesignated with par value									500,000,000
Number of shares repurchased													0	0
Total consideration | $															$ 874,692
Class A ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized									48,700,000,000				48,700,000,000	48,700,000,000
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00001				$ 0.00001	$ 0.00001
Number of vote | Vote									1
Issuance of ordinary shares (in shares)					87,400,000	87,400,000	76,000,000	76,000,000
Net proceeds after deducting commissions and offering expenses					$ 10,857,000	$ 1,398.0	$ 2,339,700	$ 301.8
Shares issued upon exercise of employee share options/ RSUs (in shares)													1,510,880	3,944,400	2,560,304	2,560,304
Shares issued upon vest of outstanding restricted shares units													6,709,496	6,826,392	5,683,896	5,683,896
Number of shares repurchased															144,498,392	144,498,392
Average price of share repurchase | $ / shares																$ 4.6
Total consideration															$ 5,199,300	$ 664.8
Ordinary shares conversion	25,000,000	50,000,000	64,000,000
Class A ordinary shares | Ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Shares issued upon exercise of employee share options/ RSUs (in shares)													8,220,376	10,770,792	8,244,200	8,244,200
Class B ordinary shares
ORDINARY SHARES AND TREASURY STOCK
Ordinary shares, shares authorized									800,000,000				800,000,000	800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00001				$ 0.00001	$ 0.00001
Number of vote | Vote									20
ADS
ORDINARY SHARES AND TREASURY STOCK
Average price of share repurchase | $ / shares																$ 36.81
ADS | Maximum
ORDINARY SHARES AND TREASURY STOCK
Number of shares authorized to repurchase																	500,000,000	500,000,000	300,000,000
Pre-Funded Warrants | Class A ordinary shares | Private placement
ORDINARY SHARES AND TREASURY STOCK
Aggregate gross proceeds from private placement											$ 2,035,000	$ 262.5
Warrants to purchase shares of ordinary shares												53,600,000
Price per share | $ / shares												$ 4.89751
Warrants exercise price | $ / shares												$ 0.00001
Shares issued upon exercise of warrants				53,599,890
Shares cancelled				110